UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     February 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $145,070 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     9879   182760 SH       SOLE                   182760        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    10945   272400 SH       SOLE                   272400        0        0
AURIZON MINES LTD              COM              05155P106     1125   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     5115   129900 SH       SOLE                   129900        0        0
ELDORADO GOLD CORP NEW         COM              284902103     9635   681833 SH       SOLE                   681833        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     4980   379900 SH       SOLE                   379900        0        0
GOLDCORP INC NEW               COM              380956409    21576   548540 SH       SOLE                   548450        0        0
GREAT BASIN GOLD LTD           COM              390124105      428   250000 SH       SOLE                   250000        0        0
IAMGOLD CORP                   COM              450913108     9512   608200 SH       SOLE                   608200        0        0
INTERNATIONAL TOWER HILL MIN   COM              46051L104     1430   200000 SH       SOLE                   660000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2392   152400 SH       SOLE                   152400        0        0
KEEGAN RES INC                 COM              487275109     1266   200000 SH       SOLE                   200000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9569   520080 SH       SOLE                   520080        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1962    67200 SH       SOLE                    67200        0        0
MAG SILVER CORP                COM              55903Q104     1802   300000 SH       SOLE                   300000        0        0
NEW GOLD INC CDA               COM              644535106      728   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     6930   146500 SH       SOLE                   146500        0        0
NORTHGATE MINERALS CORP        COM              666416102      772   250000 SH       SOLE                   250000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1916    72475 SH       SOLE                    72475        0        0
RANDGOLD RES LTD               ADR              752344309    13181   166600 SH       SOLE                   166600        0        0
ROYAL GOLD INC                 COM              780287108     3061    65000 SH       SOLE                    65000        0        0
SILVER WHEATON CORP            COM              828336107     4015   265499 SH       SOLE                   265499        0        0
SPOR GOLD TRUST                COM              863307104    14100   131400 SH       SOLE                   131400        0        0
YAMANA GOLD INC                COM              98462Y100     8751   769050 SH       SOLE                   769050        0        0